Parent Company Statements (Narrative) (Details) (Parent Company [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Parent Company [Member]
Income taxes	$ 4.21	$ 5.97	$ 5.22
Undistributed earnings, restricted from transfer as dividends	$ 146.6	$ 143.0